Prepayments for current assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of Prepayments for current assets [Abstract]
Prepayments for purchase of bandwidth	₨ 91,507		₨ 47,263
Prepayments related to insurance	0		858
Prepayments-others	649,622		559,840
Current prepayments	₨ 741,129	$ 9,014	₨ 607,961